                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005

PAR
AMOUNT
(000)     DESCRIPTION                                                           COUPON   MATURITY       VALUE
-------   -----------                                                          -------   --------   -------------
          MUNICIPAL BONDS 155.6%
          CALIFORNIA 150.1%
$ 1,020   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                         *%  08/01/17   $     610,603
  2,000   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                         *   08/01/21         973,420
  1,610   A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                         *   08/01/22         740,455
  2,390   Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp
          Med Ctr (AMBAC Insd)                                                   5.875   12/01/19       2,652,900
    500   Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp
          Med Ctr (AMBAC Insd)                                                   6.000   12/01/29         554,400
  1,000   Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln
          Glen Manor Sr Citizens (CA MTG Insd)                                   6.100   02/15/25       1,062,970
  3,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg
          Utd Dominion Ser A Rfdg (AMT) (Asset Gty Insd)                         6.400   08/15/30       3,205,110
  1,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg
          Utd Dominion Ser B Rfdg (Asset Gty Insd)                               6.250   08/15/30       1,068,990
  3,540   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj
          Ser C (FSA Insd)                                                           *   09/01/32         956,402
  1,000   Bakersfield, CA Ctf Part Convention Ctr Expansion Proj
          (MBIA Insd)                                                            5.875   04/01/22       1,054,050
  2,790   Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown
          (Radian Insd)                                                          5.000   08/01/23       2,885,697
  2,510   Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA
          Insd) (a)                                                              5.000   09/01/24       2,628,422
  4,000   Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area
          Ser D                                                                  5.000   04/01/17       4,285,880
  1,000   Benicia, CA Uni Sch Dist Ser B (MBIA Insd)                                 *   08/01/18         527,290
  1,500   Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA Insd)             5.250   06/01/12       1,661,235
  1,610   Blythe, CA Redev Agy Redev Proj No 1 Tax Alloc Ser A Rfdg
          (a)                                                                    7.500   05/01/23       1,658,075
  1,725   Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd) (a)            5.250   08/01/22       1,884,666
  1,055   Borrego, CA Wtr Dist Ctf Part Wtr Sys Acquisition (a)                  7.000   04/01/27       1,103,171
  1,390   Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA
          Insd) (a)                                                              5.500   08/01/19       1,539,925
  1,510   Brea & Olinda, CA Uni Sch Dist Ctf Part Ser A Rfdg (FSA
          Insd) (a)                                                              5.500   08/01/20       1,666,345
  3,535   Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (a)               5.500   08/01/20       3,896,383
  2,000   Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
          (AMBAC Insd)                                                           5.250   12/01/19       2,173,460
  1,500   Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A
          (AMBAC Insd)                                                           5.250   12/01/23       1,617,960
  2,060   Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC Insd)                  5.000   06/01/29       2,168,850
  2,060   Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (a)                        5.000   08/01/27       2,181,725
  2,000   California Edl Fac Auth Rev CA College Arts                            5.000   06/01/35       2,005,260
  3,000   California Edl Fac Auth Rev Golden Gate Univ                           5.000   10/01/36       3,008,100
  1,250   California Edl Fac Auth Rev Mills College Ser A                        5.000   09/01/34       1,285,263

  1,000   California Edl Fac Auth Rev Pitzer College Ser A                       5.000   04/01/35       1,025,070
  2,000   California Edl Fac Auth Rev Pooled College & Univ Proj Ser B           6.750   06/01/30       2,178,300
  2,000   California Edl Fac Auth Rev Pooled College & Univ Proj Ser B           5.250   04/01/24       2,036,640
  1,000   California Edl Fac Auth Rev Pooled College & Univ Ser B                6.625   06/01/20       1,099,470
    960   California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
          (MBIA Insd)                                                            6.000   03/01/16       1,006,195
  2,000   California Health Facs Fing Ref Cedars Sinai Med Ctr                   5.000   11/15/34       2,051,540
  1,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr                  5.000   11/15/27       1,034,010
  2,500   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A
          (Prerefunded @ 12/01/09)                                               6.125   12/01/19       2,736,325
    105   California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
          (CA MTG Insd)                                                          6.700   03/01/11         105,258
    180   California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A
          (CA MTG Insd)                                                          6.750   03/01/20         180,520
  2,500   California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A
          (CA MTG Insd)                                                          6.125   05/01/12       2,504,675
  2,000   California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
          (MBIA Insd)                                                            5.850   08/01/17       2,069,080
  2,000   California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdg
          First Lien Ser A (FGIC Insd)                                           5.000   07/01/29       2,104,740
  1,000   California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Ser A
          Rfdg (MBIA Insd)                                                       5.900   06/01/14       1,158,550
 10,700   California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA Edison
          Co (AMT) (AMBAC Insd)                                                  6.000   07/01/27      10,733,170
  1,000   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt
          Inc Proj Ser B (AMT)                                                   5.000   07/01/27         989,450
     85   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
          Secs Pgm Ser B (AMT) (GNMA Collateralized)                             6.150   06/01/20          85,817
     20   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
          Secs Pgm Ser C (AMT) (GNMA Collateralized)                             7.500   08/01/27          20,419
     35   California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd
          Secs Ser A2 (AMT) (GNMA Collateralized)                                7.950   12/01/24          35,644
    125   California Rural Home Mtg Fin Auth Single Family Mtg Rev Pgm Ser
          B (AMT) (GNMA Collateralized)                                          6.250   12/01/31         126,239
     25   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C
          (AMT) (GNMA Collateralized)                                            7.800   02/01/28          25,587
  1,060   California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin Pgm Ser
          KK (FSA Insd) (a)                                                      5.800   11/01/29       1,165,141
  2,110   California Spl Dist Fin Prog Ser 00 (MBIA Insd) (a)                    5.250   12/01/26       2,261,751
  2,000   California St (CIFG Insd)                                              5.000   10/01/22       2,088,640
  1,000   California St (FGIC Insd)                                              5.000   10/01/23       1,044,430
  1,000   California St (MBIA Insd) (a)                                          5.000   02/01/26       1,049,400
  4,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                      5.500   05/01/16       4,464,240
    835   California St Dept Wtr Res Rev Ser W                                   5.500   12/01/17         925,405
  1,600   California St Prin Muni Rcpts (XLCA Insd) (a)                              *   09/01/09       1,402,224
  1,000   California St Pub Wks Brd Dept Corrections Ser C                       5.500   06/01/23       1,094,650
  2,205   California St Pub Wks Brd Lease Rev Dept Corrections Ser E Rfdg
          (XLCA Insd)                                                            5.000   06/01/18       2,349,935
  1,000   California St Pub Wks Brd Lease Rev Dept Hlth Svc Ser A
          (MBIA Insd)                                                            5.750   11/01/24       1,096,810
  6,000   California St Pub Wks Brd Univ CA Institute Proj C                     5.000   04/01/26       6,302,460
  1,255   California St Rfdg (XLCA Insd) (a)                                     5.500   03/01/11       1,383,914
  2,340   California St Rfdg (FGIC Insd)                                         5.000   02/01/23       2,438,069
    900   California St Vet Bd Ser BH (AMT) (FSA Insd)                           5.400   12/01/15         949,887
  2,100   California St Vet Bd Ser BH (AMT) (FSA Insd)                           5.400   12/01/16       2,216,403
    960   California St Vet Ser BJ (AMT)                                         5.700   12/01/32         993,408

  2,000   California Stwide Cmntys Dev Auth Rev Daughters of Charity Health
          Ser A                                                                  5.250   07/01/30       2,104,180
  1,355   California Stwide Cmntys Dev Auth Rev Daughters of Charity Hlth
          Ser A                                                                  5.250   07/01/35       1,423,495
  1,325   California Stwide Cmntys Dev Auth Wtr & Wastewtr Rev Pooled Fin
          Pgm Ser B (FSA Insd)                                                   5.250   10/01/23       1,447,616
  1,280   California Stwide Cmntys Dev Auth Wtr Rev Pooled Fin Prog Ser C
          (FSA Insd)                                                             5.250   10/01/28       1,373,453
  2,000   California Stwide Cmntys Dev Auth Ctf Part (Acquired 11/23/99,
          Cost $2,000,000) (c)                                                   7.250   11/01/29       2,099,860
  2,000   Campbell, CA Redev Agy Tax Alloc Ctr Campbell Redev Proj Ser A
          (Prerefunded @ 10/01/09)                                               6.550   10/01/32       2,275,650
  1,595   Cardiff, CA Sch Dist Cap Apprec (FGIC Insd)                                *   08/01/24         660,250
  1,675   Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (a)                            *   08/01/25         658,057
  2,000   Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)                  5.000   10/01/23       2,129,260
    855   Cathedral City, CA Ltd Oblig Cove Impt Dist 04 02 (b)                  5.000   09/02/23         854,453
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)
          (a)                                                                        *   08/01/27         384,513
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)
          (a)                                                                        *   08/01/28         364,354
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)
          (a)                                                                        *   08/01/30         325,760
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)
          (a)                                                                        *   08/01/31         308,878
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)
          (a)                                                                        *   08/01/32         293,536
  1,085   Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd)
          (a)                                                                        *   08/01/33         278,910
  2,000   Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice-Gen Proj
          Rev (MBIA Insd)                                                        5.000   07/01/17       2,112,380
    220   Cerritos, CA Cmnty College Dist Election 2004 Ser A (MBIA Insd)
          (a)                                                                    5.000   08/01/27         232,661
  2,920   Cerritos, CA Cmnty College Dist Election 2004 Ser A (Prerefunded
          @ 8/01/13) (MBIA Insd) (a)                                             5.000   08/01/27       3,232,236
  1,000   Chaffey Cmnty Clg Dist CA Election of 2002 Ser B (MBIA Insd)           5.000   06/01/24       1,065,120
  2,500   Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                         5.000   05/01/27       2,630,225
  1,440   Chino Basin, CA Regl Fin Auth Rev Muni Wtr Dist Swr Sys Proj
          (AMBAC Insd)                                                           7.000   08/01/08       1,601,640
  1,700   Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg (FSA Insd)               5.375   09/01/20       1,862,469
  2,000   Chula Vista, CA Indl Dev Rev San Diego Gas Ser A                       5.300   07/01/21       2,138,980
  1,000   Chula Vista, CA Pub Fin Auth Rev Ser A (MBIA Insd) (b)                 5.000   09/01/29       1,054,680
  2,385   Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D Rfdg             8.625   09/01/24       2,569,742
  1,605   Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Ser B Rfdg
          (XLCA Insd)                                                            5.250   09/01/34       1,719,164
  1,000   Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg                  5.875   12/01/28       1,027,520
  2,900   Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)                           5.500   08/01/22       3,271,722
  2,000   Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj           6.300   09/01/36       2,127,580
  2,000   Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (XLCA Insd)      5.000   10/01/34       2,078,160
  1,230   Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)            5.500   06/01/25       1,371,499
  1,110   Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)            5.000   06/01/29       1,173,681
  1,965   Contra Costa Cnty, CA Ctf Part Merrithew Mem Hosp Proj Rfdg (MBIA
          Insd)                                                                  5.500   11/01/22       2,093,825
  1,000   Corona CA Ctf Part Clearwater Cogeneration Proj (MBIA Insd)            5.000   09/01/17       1,065,290

  1,250   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (d)              *   09/01/16         779,025
  1,595   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                  *   09/01/17         944,687
  1,735   Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (a)              *   09/01/18         975,243
  2,215   Cotati Rohnert Pk, CA Uni Sch Dist Ser A (FGIC Insd)                   5.000   08/01/22       2,372,575
  1,365   Cotati Rohnert Pk, CA Uni Sch Dist Ser B (FGIC Insd)                   5.000   08/01/18       1,481,926
  1,360   Csuci Fin Auth Rev CA East Campus Cmnty Ser A (LOC -Citibank)
          (MBIA Insd)                                                            5.125   09/01/21       1,457,090
    615   Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch Area Ser A           6.500   09/01/15         648,733
  1,245   Duarte, CA Multi-Family Rev Hsg Heritage Park Apt Ser A (AMT)
          (FNMA Collateralized)                                                  5.850   05/01/30       1,296,456
  1,000   Duarte, CA Redev Agy Tax Alloc Davis Addition Proj Area Rfdg           6.700   09/01/14       1,061,880
  1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                    5.000   06/01/21       1,061,720
  4,445   East Bay, CA Muni Util Dist Wtr Sys Rev Sub                            5.250   06/01/19       4,723,968
  1,000   El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                    5.600   09/01/29       1,108,590
  1,000   El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                    5.600   09/01/34       1,108,590
  1,220   Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin                       5.900   09/02/21       1,245,071
  3,000   Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5 New
          Sch (FSA Insd)                                                         5.375   08/15/29       3,221,370
  5,155   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA
          Insd)                                                                  5.000   09/01/33       5,413,162
  1,010   Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser
          A (AMBAC Insd) (a)                                                         *   10/01/19         530,149
  1,060   Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser
          A (AMBAC Insd) (a)                                                         *   10/01/21         500,850
  2,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)          5.250   12/01/19       2,134,880
  1,950   Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (MBIA
          Insd)                                                                  5.200   09/01/30       2,058,245
 10,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg               *   01/15/25       3,253,400
 15,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg               *   01/15/26       4,602,000
 10,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg               *   01/15/30       2,405,900
  5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg               *   01/15/31       1,131,950
  2,950   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien
          Ser A (Escrowed to Maturity)                                               *   01/01/27       1,137,107
  5,500   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg
          (e)                                                                  0/5.875   01/15/27       4,669,170
  1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg                      5.750   01/15/40       1,025,150
  1,000   Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A Rfdg
          (MBIA Insd)                                                            5.750   11/01/16       1,079,500
  1,115   Garden Grove, CA Pub Fin Auth Rev Ctf Part Wtr Svc Cap Impt Pgm
          (FSA Insd)                                                             5.000   12/15/23       1,180,395
  2,500   Glendale, CA Uni Sch Dist Ser C (FSA Insd)                             5.500   09/01/19       2,729,050
  1,680   Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (a)                        5.250   09/01/17       1,830,780
  2,820   Golden St Tob Sec Corp CA Asset Bkd Ser A 1                            6.625   06/01/40       3,224,557
  1,000   Golden St Tob Sec Corp CA Settlement Rev Ser 2003 A-1                  6.250   06/01/33       1,115,500
  3,725   Golden St Tob Sec Enhanced Asset Bkd B (Prerefunded @ 6/01/13)
          (AMBAC Insd)                                                           5.000   06/01/43       4,057,531
  2,500   Golden St, CA Tob Sec Corp Tob Settlement Rev Enhanced Asset Bkd
          Ser A (b)                                                              5.000   06/01/45       2,569,100

  2,000   Hesperia, CA Cmnty Redev Agy Proj Ser A Rfdg (XLCA Insd)               5.000   09/01/35       2,089,380
  1,000   Huntington Park, CA Pub Fin Auth Lease Rev Wastewtr Sys Proj Ser A     6.200   10/01/25       1,041,220
  2,000   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                 5.250   11/01/23       2,155,940
  2,000   Industry, CA Urban Dev Agy Tax Alloc Civic Rec Indl No 1 (MBIA
          Insd)                                                                  5.500   05/01/14       2,104,840
  2,435   Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B (AMBAC
          Insd)                                                                  5.000   09/02/22       2,512,141
  1,000   Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus/Kern
          Cmnty (AMBAC Insd) (a)                                                     *   08/01/22         459,910
  1,000   La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                          5.250   09/01/24       1,089,260
  1,420   La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)          5.000   09/01/22       1,503,397
  1,500   La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)          5.125   09/01/32       1,588,530
  1,000   Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA Insd)                   5.000   12/01/18       1,068,350
  1,105   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                     *   08/01/20         566,699
  1,145   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                     *   08/01/21         557,283
  1,020   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                         *   08/01/24         421,841
  1,255   Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                     *   08/01/25         492,575
  1,000   Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (MBIA
          Insd)                                                                  5.125   07/01/30       1,067,900
  1,000   Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin Proj
          Ser A (AMBAC Insd)                                                     5.250   05/01/24       1,070,540
  1,685   Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A
          (AMBAC Insd)                                                           5.375   08/01/21       1,837,155
  3,555   Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)                         5.250   05/15/18       3,752,089
  1,800   Long Beach, CA Hbr Rev Ser A Rfdg (AMT) (MBIA Insd)                    5.000   05/15/25       1,884,348
  2,000   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop A First
          Tier Sr Ser C Rfdg (AMBAC Insd)                                        5.000   07/01/23       2,112,880
  1,200   Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Part Cap
          Apprec Pooled Fin Ser A (AMBAC Insd)                                       *   08/01/26         441,972
  2,755   Los Angeles Cnty, CA Sch Ser B (MBIA Insd)                             5.000   11/01/24       2,908,343
  2,000   Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker
          Hill Proj Ser A (FSA Insd)                                             5.000   12/01/27       2,104,280
  1,900   Los Angeles, CA Ctf Part                                               5.700   02/01/18       1,988,787
  1,000   Los Angeles, CA Ctf Part Dept Pub Social Svcs Ser A (AMBAC Insd)       5.500   08/01/31       1,079,730
  3,000   Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio W L. A. (AMBAC
          Insd)                                                                  6.000   11/01/19       3,396,690
  2,940   Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A
          (AMT) (FNMA Collateralized)                                            5.700   12/01/27       2,994,508
    205   Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A (AMT) (GNMA
          Collateralized)                                                        6.875   06/01/25         205,092
  1,000   Los Angeles, CA Wtr & Pwr Rev Ser A                                    5.250   07/01/18       1,014,440
  1,000   Los Angeles, CA Wtr & Pwr Rev Ser A (MBIA Insd)                        5.375   07/01/18       1,090,820
  1,190   Lynwood, CA Util Auth Enterp Rev (FSA Insd) (a)                        5.000   06/01/25       1,259,401
  3,650   Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)              *   09/01/22       1,666,736
  2,000   Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp (MBIA Insd)              5.250   06/01/30       2,137,520
  3,400   Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)                5.000   10/01/26       3,587,510
  3,720   Midpeninsula Regl Open Space Dist CA Fin Auth Rev (AMBAC Insd) (a)         *   08/01/27       1,035,313

  3,240   Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec
          Second Issue (AMBAC Insd)                                                  *   08/01/26         959,429
  1,710   Modesto, CA Irr Dist Ctf Part Cap Impts Ser A (FSA Insd)               5.250   07/01/17       1,858,702
  2,000   Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home
          Pk Proj                                                                6.000   11/15/22       2,118,840
  3,180   Mount Diablo, CA Uni Sch Dist (FSA Insd)                               5.000   08/01/26       3,334,007
  1,110   Mountain View Los Altos, CA Uni High Sch Dist Cap Apprec Ser D
          (FSA Insd) (a)                                                             *   08/01/24         459,751
  1,730   National City, CA Cmnty Dev Commn Tax Alloc National City Redev
          Proj A (AMBAC Insd) (a)                                                5.500   08/01/32       1,907,965
  1,670   National City, CA Cmnty Dev Tax Alloc Redev Proj Ser B Rfdg
          (AMBAC Insd) (a)                                                       5.000   08/01/25       1,766,443
  2,000   Needles, CA Pub Util Auth Util Sys Acquisition Proj Ser A              6.500   02/01/22       2,053,060
  3,330   Novato, CA Uni Sch Dist (FSA Insd)                                     5.000   08/01/27       3,526,770
  1,225   Novato, CA Uni Sch Dist (FSA Insd)                                     5.000   08/01/28       1,296,442
  1,000   Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                       5.000   08/01/17       1,055,120
    995   Oceanside, CA Cmnty Fac No 2001-1 Morro Hills Dev                      5.500   09/01/34         999,537
  3,000   Oxnard, CA Harbor Dist Rev Ser B                                       6.000   08/01/24       3,170,610
  1,000   Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)                    6.200   08/01/30       1,181,550
  1,965   Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd) (a)                        5.250   10/01/22       2,141,693
  1,230   Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg
          (MBIA Insd) (a)                                                        5.000   08/01/21       1,305,522
  1,100   Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A (FGIC
          Insd)                                                                  5.000   06/01/21       1,174,866
    870   Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr West (Escrowed
          to Maturity)                                                               *   12/01/07         775,588
  1,040   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd) (a)            5.000   10/01/24       1,097,460
  1,000   Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)                5.000   10/01/31       1,049,060
  1,375   Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj
          (AMBAC Insd)                                                               *   08/01/26         511,858
  1,500   Placentia Yorba Linda, CA Uni Ser A (FGIC Insd)                        5.000   08/01/26       1,572,645
  1,000   Pomona, CA Ctf Part Mission Promenade Proj Ser AE (AMBAC Insd)         5.375   10/01/32       1,076,030
  3,350   Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)                      5.375   11/01/25       3,535,222
  3,000   Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)                          5.000   11/01/22       3,117,180
  1,000   Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A (MBIA Insd)      5.000   06/15/33       1,042,580
  2,000   Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge
          Anatolia                                                               6.000   09/01/24       2,060,640
  1,000   Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (FSA
          Insd)                                                                  5.250   09/01/20       1,069,170
  2,540   Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj Ser
          A-E (MBIA Insd)                                                        5.250   04/01/33       2,691,308
  1,220   Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj Ser A 1
          (MBIA Insd)                                                            5.000   04/01/26       1,268,654
  1,000   Redlands, CA Lease Rev Ctf Partn Rfdg (AMBAC Insd)                     5.000   09/01/17       1,065,290
  2,800   Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)     4.750   08/01/21       2,863,168
  1,000   Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev Proj            7.000   07/01/16       1,042,040
  4,000   Redwood City, CA Sch Dist (FGIC Insd)                                  5.000   07/15/23       4,229,200
  3,000   Redwood City, CA Sch Dist (FGIC Insd)                                  5.000   07/15/27       3,142,590
    900   Richmond, CA Rev YMCA East Bay Proj Rfdg                               7.250   06/01/17         931,599
  2,045   Riverside Cnty, CA Ctf Part Cap Impt Family Law Ser A Rfdg (FGIC
          Insd) (a)                                                              5.000   11/01/24       2,163,446

  1,615   Riverside Cnty, CA Ctf Part Historic Courthouse Ser B Rfdg (FGIC
          Insd) (a)                                                              5.000   11/01/24       1,708,541
  1,960   Riverside Cnty, CA Ctf Part Cap Impt Family Law Ser A (FGIC Insd)
          (a)                                                                    5.000   11/01/23       2,076,855
  1,505   Riverside Cnty, CA Ctf Part Historic Ct Hse Ser B Rfdg (FGIC
          Insd) (a)                                                              5.000   11/01/23       1,594,728
  1,650   Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)                       *   06/01/20         816,222
  2,000   Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg (AMBAC
          Insd)                                                                  5.500   12/01/16       2,283,980
  1,360   Sacramento Cnty, CA Wtr Fin Auth Rev Agy Zones 40 41 Wtr Sys Proj
          (AMBAC Insd) (a)                                                       5.000   06/01/17       1,475,722
  2,000   Sacramento, CA City Fin Auth City Hall & Redev Proj Ser A
          (Prerefunded @ 12/01/12) (FSA Insd)                                    5.000   12/01/28       2,084,000
  3,750   Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                 5.000   12/01/33       3,917,400
  1,000   Salinas Vly CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                 5.250   08/01/27       1,054,160
  2,000   Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                5.250   08/01/31       2,100,920
  1,000   San Bernardino Cnty, CA Ctf Part Med Cent Fin Proj (MBIA Insd)         5.000   08/01/28       1,035,570
  2,000   San Bernardino, CA Jt Pwrs Fin Auth Ctf Part (MBIA Insd)               5.500   09/01/20       2,182,600
  2,500   San Bernardino, CA Redev Agy Tax Alloc San Sevaine Redev Proj Ser
          A                                                                      7.000   09/01/24       2,737,550
  1,830   San Diego Cnty, CA Ctf Part Edgemoor Proj & Regl Sys Rfdg (AMBAC
          Insd)                                                                  5.000   02/01/25       1,931,272
  6,000   San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Part Ser B (Inverse Fltg)
          (Prerefunded @ 04/27/06) (MBIA Insd) (f)                               9.840   04/08/21       6,545,580
  1,000   San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)                     5.000   05/15/20       1,011,630
  2,500   San Diego, CA Redev Agy Centre City Redev Proj Ser A                   6.400   09/01/25       2,654,650
  1,000   San Diego, CA Uni Port Dist Ser B (MBIA Insd)                          5.000   09/01/24       1,054,860
  2,500   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
          30 Rfdg (XLCA Insd)                                                    5.250   05/01/16       2,741,025
  3,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
          Issue 12-A (AMT) (FGIC Insd)                                           5.800   05/01/21       3,087,540
  1,185   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
          Issue 15B (MBIA Insd)                                                  4.800   05/01/17       1,221,830
  1,660   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac
          Lease Ser A (AMT) (FSA Insd)                                           6.125   01/01/27       1,791,024
  2,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
          Rfdg (AMT) (MBIA Insd)                                                 5.250   05/01/26       2,085,980
  3,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
          Rfdg (AMT) (MBIA Insd)                                                 5.250   05/01/31       3,118,170
  3,115   San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
          (XLCA Insd) (a)                                                            *   07/01/12       2,413,533
  2,130   San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
          (XLCA Insd) (a)                                                            *   07/01/14       1,497,241
  6,000   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
          (MBIA Insd)                                                            5.000   09/01/17       6,436,080
  1,600   San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)          5.700   11/01/20       1,768,256
  2,000   San Leandro, CA Ctf Part Lib & Fire Stations Fin (AMBAC Insd)          5.750   11/01/29       2,211,720
  1,000   San Marcos, CA Pub Fac Auth Sub Tax Incrmnt Proj Area No 3 Ser A       6.750   10/01/30       1,087,120
  1,020   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin
          Proj Ser C (AMBAC Insd) (a)                                            5.000   08/01/19       1,096,021
  1,070   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin
          Proj Ser C (AMBAC Insd) (a)                                            5.000   08/01/20       1,145,210

  1,120   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin
          Proj Ser C (AMBAC Insd) (a)                                            5.000   08/01/21       1,194,939
  1,175   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin
          Proj Ser C (AMBAC Insd) (a)                                            4.750   08/01/22       1,218,111
  1,230   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin
          Proj Ser C (AMBAC Insd) (a)                                            4.750   08/01/23       1,270,073
  1,295   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin
          Proj Ser C (AMBAC Insd) (a)                                            4.750   08/01/24       1,332,944
  1,000   Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                               5.600   08/01/23       1,179,120
  1,725   San Mateo, CA Uni High Sch Dist Rfdg (FSA Insd)                        5.000   09/01/23       1,835,693
  4,820   Santa Ana, CA Uni Sch Dist (MBIA Insd)                                 5.375   08/01/27       5,248,305
  1,000   Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin Proj (FSA Insd)         *   04/01/36         213,250
  1,370   Santa Monica, CA Cmnty College 2004 Election Ser A (MBIA Insd)         5.000   05/01/21       1,466,530
  3,200   Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A
          (XLCA Insd)                                                            5.125   12/01/35       3,362,144
  1,005   Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg (Acquired
          7/28/98, Cost $1,005,000) (c)                                          6.000   09/01/12       1,036,497
  1,220   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
          Rfdg (FGIC Insd) (a)                                                   5.250   09/01/20       1,319,637
  1,285   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
          Rfdg (FGIC Insd) (a)                                                   5.250   09/01/21       1,388,108
  1,350   Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj
          Rfdg (FGIC Insd) (a)                                                   5.250   09/01/22       1,455,435
  2,000   South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)              5.800   09/02/18       2,209,360
  1,640   South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A
          Rfdg (FSA Insd)                                                        5.000   10/01/29       1,722,984
  2,250   South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Ser A (AMBAC Insd)     5.000   10/01/28       2,373,795
     35   Southern CA Home Fin Auth Single Family Mtg Rev Ser A (AMT) (GNMA
          Collateralized)                                                        6.750   09/01/22          35,015
  5,000   Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs                      6.750   07/01/12       5,861,950
    930   Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT) (FNMA
          Collateralized)                                                        5.625   08/01/29         976,082
  1,745   State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)                 5.500   08/01/28       1,940,615
  1,000   Stockton, CA South Stockton Cmnty Fac Dist Spl Tax No 90-1 Rfdg        6.400   09/01/15       1,022,020
  1,260   Sweetwater, CA Auth Wtr Rev (Prerefunded @ 4/01/10) (FSA Insd)         5.500   04/01/17       1,403,489
  1,300   Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (a)                          *   08/01/22         595,907
  4,000   University of CA Ctf Part San Diego Campus Proj Ser A                  5.250   01/01/32       4,188,680
 10,000   University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)              5.250   05/15/30      10,686,800
  1,000   University of CA Rev Resh Fac Ser E (AMBAC Insd)                       5.000   09/01/19       1,068,890
  2,000   Vacaville, CA Uni Sch Dist Election 2001 Rfdg (MBIA Insd) (b)          5.000   08/01/22       2,142,280
  2,200   Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)                       5.500   08/01/23       2,473,922
  2,000   Ventura Cnty, CA Ctf Part Pub Fin Auth I (FSA Insd)                    5.250   08/15/15       2,143,760
  1,000   Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile Home Ser A
          (Prerefunded @ 02/01/25)                                               5.875   02/01/28       1,082,390
  1,000   Vista, CA Uni Sch Dist Ser A (FSA Insd)                                5.000   08/01/23       1,057,440
  3,520   Western Placer, CA Uni Sch Dist Cmnty Fac Dist No 1 (XLCA Insd)
          (a)                                                                    5.000   09/01/34       3,683,152
  2,000   Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)              5.000   03/01/25       2,100,160
                                                                                                    -------------
                                                                                                      504,295,503
                                                                                                    -------------

          PUERTO RICO 3.5%
  5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)      6.250   07/01/21       6,284,800
  1,000   Puerto Rico Comwlth Hwy & Tran Rev Tran Rev Sub (FGIC Insd)            5.250   07/01/16       1,109,910
  4,000   Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                   5.375   07/01/17       4,466,640
                                                                                                    -------------
                                                                                                       11,861,350
                                                                                                    -------------

          U. S. VIRGIN ISLANDS 2.0%
  3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A           6.375   10/01/19       3,400,020
  2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A           6.500   10/01/24       2,261,700
  1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA
          Insd)                                                                  6.125   10/01/29       1,116,410
                                                                                                    -------------
                                                                                                        6,778,130
                                                                                                    -------------

TOTAL LONG-TERM INVESTMENTS 155.6%
   (Cost $489,684,392)                                                                                522,934,983

SHORT-TERM INVESTMENTS 1.9%
   (Cost $6,400,000)                                                                                    6,400,000
                                                                                                    -------------
TOTAL INVESTMENTS 157.5%
   (Cost $496,084,392)                                                                                529,334,983

LIABILITIES IN EXCESS OF OTHER ASSETS (3.9%)                                                          (13,173,917)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (53.6%)                                           (180,029,155)
                                                                                                    -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                       $ 336,131,911
                                                                                                    =============

     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the bond issuance.

(b)  Securities purchased on a when-issued or delayed delivery basis.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Asset Gty - Asset Guaranty Insurance Co.
CA MTG - California Mortgage Insurance
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

SHORT CONTRACTS:

                                                                          UNREALIZED
                                                                        APPRECIATION/
                                                            CONTRACTS    DEPRECIATION
                                                            ---------   -------------
U.S. Treasury Notes 10-Year Futures September 05 (Current
   Notional Value of $110,984 per contract)                    218         $105,452

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    --------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005